Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional amounts and fair values of derivatives outstanding
Our derivative assets are recorded in other assets and our derivative liabilities are recorded in accounts payable, accrued expenses and other liabilities in our Consolidated Balance Sheets. The following tables present notional amounts and fair values of derivatives outstanding as of December 31, 2019 and 2018:

	As of December 31,
	2019		2018
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative assets not designated as accounting hedges:
Interest rate caps	$2,442,000	$3,727	$2,523,500	$32,547
Derivative assets designated as accounting cash flow hedges:
Interest rate swaps	$488,616	$1,578	$1,900,957	$36,558
Interest rate caps	400,000	6,359	—	—
Total derivative assets		$11,664		$69,105

(a)	The notional amount is excluded for caps and swaps which are not yet effective.

	As of December 31,
	2019		2018
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative liabilities designated as accounting cash flow hedges:
Interest rate swaps	$3,776,000	$97,066	$1,375,000	$29,321
Total derivative liabilities		$97,066		$29,321

(a)
The notional amount is excluded for swaps which are not yet effective.

Schedule of income (loss) recorded in comprehensive income
We recorded the following in other comprehensive income related to derivative financial instruments for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31,
	2019	2018	2017
Gain (Loss)
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges:
Interest rate swaps	$(102,725)	$(16,639)	$17,049
Interest rate caps	(38)	—	—
Income tax effect	12,845	2,080	(2,131)
Net changes in cash flow hedges, net of tax	$(89,918)	$(14,559)	$14,918

Schedule of effect of derivatives recorded in interest expense in Consolidated Income Statements	The following table presents the effect of derivatives recorded as reductions to or (increases) in interest expense in our Consolidated Income Statements for the years ended December 31, 2019, 2018 and 2017.

	Year Ended December 31,
	2019	2018	2017
Gain (Loss)
Derivatives not designated as accounting hedges:
Interest rate caps	$(29,714)	$5,158	$(14,178)
Reclassification to Consolidated Income Statements:
Reclassification of amounts previously recorded in AOCI	3,381	6,874	—
Effect from derivatives on interest expense	$(26,333)	$12,032	$(14,178)